Schedule of details subprime mortgage holdings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Subprime Portfolio I
Date of acquisition	March 2006
Original number of loans (approximate)	11,300
Predominant origination date of loans	2005
Original face amount of purchase	$ 1,500,000
Pre-securitization loan write-down	(4,100)
Gain on pre-securitization hedge	5,500
Gain on sale	Less than $0.1 million
Securitization Date	April 2006
Face amount of loans at securitization	1,500,000
Face amount of notes sold by trust	1,400,000
Stated maturity of notes	March 2036
Face amount of notes retained by Newcastle	37,600
Fair value of equity retained by Newcastle	62,400
Weighted average life (years)	3.1	[1]
Expected credit losses	5.30%	[1]
Weighted average constant prepayment rate	28.00%	[1]
Discount rate	18.80%	[1]
Subprime Portfolio II
Date of acquisition	March 2007
Original number of loans (approximate)	7,300
Predominant origination date of loans	2006
Original face amount of purchase	1,300,000
Pre-securitization loan write-down	(5,800)
Gain on pre-securitization hedge	5,800
Gain on sale	$0.1 million
Securitization Date	July 2007
Face amount of loans at securitization	1,100,000
Face amount of notes sold by trust	1,000,000
Stated maturity of notes	April 2037
Face amount of notes retained by Newcastle	38,800
Fair value of equity retained by Newcastle	$ 46,700
Weighted average life (years)	3.8	[1]
Expected credit losses	8.00%	[1]
Weighted average constant prepayment rate	30.10%	[1]
Discount rate	22.50%	[1]

[1]	(A) As of the date of transfer.